Subsequent Events (Details) - Forecast [Member] - USD ($)			1 Months Ended
	Nov. 26, 2024	Sep. 18, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Interest rate		70.00%
Ordinary shares (in Shares)		9,300,000
Ordinary shares par value (in Dollars per share)		$ 0.00025
Conversion price (in Dollars per share)		$ 1.2
Future equity percentage		30.00%
Reinvestment		$ 10,000,000
Premium percentage		25.00%
Net proceeds	$ 10,000,000
List on Nasdaq Capital Market [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 10,830,000
Interest rate		8.00%
Convertible promissory notes term		1 year
Aggregate orginal issue discount		$ 800,000
Ordinary shares par value (in Dollars per share)			$ 0.00025
Net proceeds			$ 5,400,000
Ordinary shares issued (in Shares)			1,500,000
Price per share (in Dollars per share)			$ 4
Underwriting discounts, commissions and other offering expense			$ 600,000
Ordinary shares outstanding (in Shares)			21,500,000